June 30, 1999


                              [GRAPHIC] BT Mutual Funds



Quantitative
           Equity Fund
           Semi-Annual Report


TRUST: BT INVESTMENT FUNDS
INVESTMENT ADVISOR: BANKERS TRUST COMPANY


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--------------------------------------------------------------------------------
Quantitative Equity Fund

Table of Contents
--------------------------------------------------------------------------------


    Letter to Shareholders ...........................................    3

    Quantitative Equity Fund

       Schedule of Investments .......................................    6

       Statement of Assets and Liabilities ...........................    7

       Statement of Operations .......................................    7

       Statement of Changes in Net Assets ............................    8

       Financial Highlights ..........................................    8

       Notes to Financial Statements .................................    9



                              ---------------------

    The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                              ---------------------


                                       2

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Quantitative Equity Fund


Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this first semi-annual report for the Quantitative Equity Fund (the "Fund"), providing a review of the markets, the portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the portfolio's holdings. Since the Fund has not been in operation for a full six months, performance is being reported for the life of the Fund as of June 30, 1999.

MARKET ACTIVITY
As the global economy started to improve, the domestic stock market continued a volatile, but record-breaking run during the second quarter of 1999. The S&P 500 Index advanced past the 1,300 mark it had first closed above late in the first quarter. The Dow Jones Industrial Average rose to new highs, passing the 11,000 level within weeks after reaching the 10,000 milestone.

Large cap value stocks outperformed their growth brethren for the first time in nearly 1 1/2 years. Stronger performance in value stocks can be attributed, in part, to stronger performance in energy-related stocks, rebounding with higher oil prices. Additionally, positive corporate earnings surprises and a rotation into cyclicals led to stronger returns in sectors that have long been out of favor. While technology stocks pushed large cap growth stocks back on top for the month of June, the value sectors' strength for the second quarter was enough to give them the lead for the semi-annual period as a whole. As investor sentiment shifted, small and mid capitalization stocks also got a boost in the second quarter, outperforming large cap stocks for the first time in seven quarters.

The merger market experienced a banner quarter with one of the most active markets since the late 1980s. While headlines in the financial press were dominated by concerns over rising interest rates and Internet-dominated initial public offering activity, merger and acquisition activity during the second quarter of 1999 advanced to the second best quarter ever. The volume of announced U.S. merger and acquisition transactions reached over $540 billion, as compared to $340 billion in the first calendar quarter.

INVESTMENT REVIEW
The Fund seeks a total return greater than that of the S&P 500 Index by following a quantitative strategy that integrates an exposure to the S&P 500 Index with investments in the stocks of acquisition targets. To track the S&P 500 Index, the Fund invests in derivatives or common stocks of S&P 500 companies. To seek returns in excess of the S&P 500 Index, the Fund buys shares of companies that are acquisition targets based on specific events that trigger a merger arbitrage opportunity. The goal is to capture the difference between the target's post-bid share price and the target's expected fixed payout. These investments are made based on our own proprietary quantitative models. These shares are sold when the acquisition is consummated or the transaction is abandoned.

                 Cumulative Total Returns
---------------------------------------------------------------
 Periods ended
 June 30, 1999                             Since inception
---------------------------------------------------------------
 Quantitative Equity Fund(1)                   13.90%
    (inception 3/31/99)
---------------------------------------------------------------
 S&P 500 Index(2)                               7.06%
---------------------------------------------------------------
 Lipper Growth & Income Average(3)              9.03%

The Fund has had an exciting initial period, marking its first quarter by outperforming the S&P 500 Index by a margin of 6.84%. The Fund's strong returns relative to the Index were primarily fueled by the numerous deals closed in the second calendar quarter of 1999. The following is a list of merger deals that the Fund invested in during the second quarter of 1999, all of which were completed successfully.

 Acquired                   Acquirer
-------------------------------------------------------
 XYLAN                      Alcatel
-------------------------------------------------------
 U.S. Filter                Vivendi
-------------------------------------------------------
 CMP Media                  United News & Media
-------------------------------------------------------
 VLSI Technology, Inc.      Royal Phillips Electronics
-------------------------------------------------------
 Morton International       Rohm & Haas
-------------------------------------------------------
 Sunstrand                  United Apparel Group
-------------------------------------------------------
 Fore Systems               GEC PLC
-------------------------------------------------------
 Platinum Technology        Computer Associates
-------------------------------------------------------
 AeroQuip-Vickers           Eaton Corporation
-------------------------------------------------------
 Nine West                  Jones Apparel

The Fund has established strict criteria in its disciplined merger arbitrage investment approach. For example, the Fund:

o only purchases the stock of an announced target company, referred to as "acquired" in the table above

o invests only in merger deals that are generally made with financing of at least 50% cash

o usually invests in acquisition targets with a minimum market capitalization of $500 million, although shares of smaller companies may be purchased.


---------------
(1) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
(2) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
(3) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


                                       3

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Quantitative Equity Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                         By Sectors as of June 30, 1999
                      (percentages are based on net assets)

     In the printed version there appears a pie chart with the following percentages depicted:


                 Other                           11.7%
                 U.S. Treasury Bills             56.2%
                 Short-term Instrument            6.1%
                 Stocks                          26.0%


MANAGER OUTLOOK
U.S. economic growth is showing no signs of slowing and labor markets are still extremely tight. Thus, the pick-up in the rest of the world, as the global economic outlook improves, raises the risks of inflation pressures here at home. To guard against those risks, the Federal Reserve Board raised the targeted fed funds rate by 0.25% to 5% at their meeting on June 30th. Although the Fed declared a bias toward a neutral stance, we expect continued strong growth and some pick-up in inflation to prompt a modest degree of additional Fed tightening and some further backup in Treasury yields going forward. This backdrop might temper the equity markets' enthusiasm a bit, but a serious correction is, in our opinion, unlikely unless the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for more than eight years. Looking ahead, we believe the environment for mergers remains strong.

We appreciate your ongoing support of the Quantitative Equity Fund and look forward to serving your investment needs in the years ahead.

                               /s/ Manish Keshive
                                   ------------------------
                                   Manish Keshive
                                   Portfolio Manager of the
                                   Quantitative Equity Fund
                                   June 30, 1999


                                       4

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--------------------------------------------------------------------------------
Quantitative Equity Fund

Performance Comparison
--------------------------------------------------------------------------------

     In the printed version there appears a line graph with the following plot points decpicted:

Quantitative Equity Fund           $11,390
S&P 500 Index                      $10,706

                                Quantitative      S&P 500
                                Equity Fund        Index
                                ------------      -------
          March 1999               $10,000        $10,000
          June 1999                $11,390        $10,706


Comparison of Change in Value of a $10,000 Investment in the Quantitative Equity Fund since March 31, 1999.

                           Total Return for the Period
                             March 31, 1999(1) through
                                  June 30, 1999

                                 Since Inception
                                     13.90%

(1)  The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.


                                       5

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--------------------------------------------------------------------------------
Quantitative Equity Fund

Schedule of Investments June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares              Security                                              Value
------              --------                                              -----

        COMMON STOCKS - 26.0%
        Environmental Control - 6.8%
 1,100  Browning-Ferris Industries, Inc. ............................   $ 47,300
                                                                        --------

        Foods - 2.5%
 1,000 Richfood Holdings, Inc. ......................................     17,625
                                                                        --------

        Machinery - 6.2%
   900  Case Corp. ..................................................     43,312
                                                                        --------

        Metals - 5.6%
 2,000  Wyman/Gordon Corp. ..........................................     38,625
                                                                        --------

        Transportation - 2.8%
   500  Avondale Industries, Inc. ...................................     19,500
                                                                        --------

        Wholesale Distributor - 2.1%
   400  VWR Scientific Products Corp. ...............................     14,675
                                                                        --------

Total Common Stocks
  (Cost $178,167) ...................................................    181,037
                                                                        --------

        SHORT-TERM
        INSTRUMENT - 6.1%
 42,441 Institutional Cash Management Fund ..........................     42,441
                                                                        --------

Total Short-Term Instrument
  (Cost $42,441) ....................................................     42,441
                                                                        --------


Principal
  Amount            Security                                              Value
---------           --------                                              -----

          U.S. TREASURY BILLS - 56.2%
$ 25,000  4.45%, 8/19/99 ............................................   $ 24,855
  20,000  4.46%, 8/19/99 ............................................     19,880
 350,000  4.61%, 9/16/99 ............................................    346,587
                                                                        --------

Total U.S. Treasury Bills
  (Amortized Cost $391,289) .........................................    391,322
                                                                        --------

Total Investments
  (Cost $611,897) ............................................  88.3%    614,800
Other Assets in Excess of Liabilities ........................  11.7%     81,786
                                                               -----    --------
Net Assets ................................................... 100.0%   $696,586
                                                               =====    ========

                       See Notes to Financial Statements.

                                       6

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--------------------------------------------------------------------------------
 Quantitative Equity Fund

 Statement of Assets and Liabilities  June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
     Investment, at Value (Cost of Investments of $611,897) .........   $614,800
     Receivable for Fund Shares Sold ................................      2,142
     Receivable for Securities Sold .................................     30,000
     Receivable for Variation Margin ................................     12,500
     Dividends and Interest Receivable ..............................        631
     Due from Bankers Trust .........................................      6,915
     Prepaid Expenses and Other .....................................     68,982
                                                                        --------
Total Assets ........................................................    735,970
                                                                        --------

Liabilities
     Payable for Securities Purchased ...............................     26,303
     Accrued Expenses and Other .....................................     13,081
                                                                        --------
Total Liabilities ...................................................     39,384
                                                                        --------
Net Assets ..........................................................   $696,586
                                                                        ========
Shares Outstanding ($0.001 par value per share, unlimited number
     of shares of beneficial interest authorized) ...................     61,168
                                                                        --------
Net Asset Value, Offering and Redemption Price Per Share
     (net assets divided by shares outstanding) .....................   $  11.39
                                                                        ========
Composition of Net Assets
     Paid-in Capital ................................................    635,198
     Undistributed Net Investment Income ............................      1,221
     Accumulated Net Realized Gain from Investment Transactions and
        Futures Contracts ...........................................     31,713
     Net Unrealized Appreciation on Investments and
        Futures Contracts ...........................................     28,454
                                                                        --------
Net Assets ..........................................................   $696,586
                                                                        ========

--------------------------------------------------------------------------------


Statement of Operations (unaudited)
--------------------------------------------------------------------------------

                                                                For the Period
                                                               March 31, 1999(1)
                                                                    through
                                                                June 30, 1999
                                                               -----------------
Investment Income
   Dividends .....................................................   $  1,593
   Income ........................................................        636
                                                                     --------
Total Investment Income ..........................................      2,229
Expenses
   Professional Fees .............................................      8,322
   Registration Fees .............................................      7,241
   Shareholder Report Expenses ...................................      4,345
   Trustees Fees .................................................      1,203
   Administration and Service Fees ...............................        616
   Advisory Fees .................................................        560
   Miscellaneous Expenses ........................................      1,222
                                                                     --------
   Total Expenses ................................................     23,509
   Less Expenses Reimbursed and Fees Waived by Bankers Trust .....    (22,501)
                                                                     --------
   Net Expenses ..................................................      1,008
                                                                     --------
Net Investment Income ............................................      1,221
                                                                     --------
Realized and Unrealized Gain on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions and
      Futures Contracts ..........................................     31,713
   Net Change in Unrealized Appreciation/Depreciation on
      Investments and Futures Contracts ..........................     28,454
                                                                     --------
Net Realized and Unrealized Gain on Investments and
      Futures Contracts ..........................................     60,167
                                                                     --------
Net Increase in Net Assets from Operations .......................   $ 61,388
                                                                     ========

----------
(1)  Commencement of operations

                       See Notes to Financial Statements.

                                       7

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--------------------------------------------------------------------------------
Quantitative Equity Fund

Statement of Changes in Net Assets  (unaudited)
--------------------------------------------------------------------------------

                                                                For the Period
                                                               March 31, 1999(1)
                                                                    through
                                                                 June 30, 1999
                                                               -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ......................................    $  1,221
   Net Realized Gain from Investments and Futures Contracts ...      31,713
   Net Change in Unrealized Appreciation/Depreciation on
      Investments and Futures Contracts .......................      28,454
                                                                   --------
   Net Increase in Net Assets Resulting from Operations .......      61,388
                                                                   --------
Capital Transactions
   Proceeds from Sale of Shares ...............................     635,198
   Cost of Shares Redeemed ....................................          --
                                                                   --------
Net Increase in Net Assets from Capital Transactions ..........     635,198
                                                                   --------
Total Increase in Net Assets ..................................     696,586
Net Assets
Beginning of Period ...........................................          --
                                                                   --------
End of Period (including undistributed net investment
   income of $1,221) ..........................................    $696,586
                                                                   ========

----------
(1)  Commencement of operations


--------------------------------------------------------------------------------


Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

                                                                For the Period
                                                               March 31, 1999(1)
                                                                    through
                                                                 June 30, 1999
                                                               -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .............................   $10.00
                                                                     ------
Income from Investment Operations
   Net Investment Income .........................................     0.03(2)
   Net Realized and Unrealized Gain on Investment Transactions
     and Futures Contracts .......................................     1.36
                                                                     ------
Total from Investment Operations .................................     1.39
                                                                     ------
Net Asset Value, End of Period ...................................   $11.39
                                                                     ======
Total Investment Return ..........................................    13.90%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ......................   $  697
   Ratios to Average Net Assets:
      Net Investment Income ......................................     1.05%(3)
      Net Expenses ...............................................     0.90%(3)
      Decrease Reflected in Above Expense Ratios Due to
        Expenses Reimbursed and/or Fees Waived by Bankers Trust ..    19.27%(3)
   Portfolio Turnover Rate .......................................      256%

----------
(1)  Commencement of operations.
(2)  Calculated using average shares for the period.
(3)  Annualized.

                                       8

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--------------------------------------------------------------------------------

Quantitative Equity Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant Accounting Policies

A. Organization
Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The Quantitative Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on March 31, 1999.

B. Security Valuation
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on their closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

D. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

E. Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, are made annually to the extent they exceed capital loss carryforwards.

F. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required on a pro rata basis.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

G. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them on a pro rata basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .55% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement in which the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .50% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .90% of the average daily net assets of the Fund.

The Fund may invest in the BT Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The "Cash Management Fund" is offered as a cash management option to the Fund and other accounts managed by the Company. Distributions from the "Cash Management Fund" to the Fund for the period ended June 30, 1999, amounted to $1,149 and are included in dividend income.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

                                       9

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--------------------------------------------------------------------------------
Quantitative Equity Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

The Quantitative Equity Fund is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3 -- Shares of Beneficial Interest
At June 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 For the
                          period March 31, 1999(1)
                          through June 30, 1999(2)
                          ------------------------
                          Shares           Amount
                          ------          --------
Sold ...................  61,168          $635,198
Reinvested .............      --                --
Redeemed ...............      --                --
                          ------          --------
Net Increase ...........  61,168          $635,198
                          ======          ========

----------
(1) Commencement of operations.
(2) Unaudited.

Note 4 -- Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 1999 were $796,233 and $650,000, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $611,897. The aggregate gross unrealized appreciation was $3,355, and the aggregate gross unrealized depreciation for all investments was $452 as of June 30, 1999.

Note 5 -- Futures Contracts
A summary of obligations under these financial instruments at June 30, 1999 is as follows:

                                                         Market     Unrealized
Type of Future     Expiration   Contracts   Position     Value     Appreciation
--------------     ----------   ---------   --------     ------    ------------
S&P 500 Index
   Futures         Sept. 1999      500        Long      $690,850     $25,551


                                       10

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Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Auditors
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103


Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


[LOGO]


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313


This report must be preceded or accompanied by a current prospectus for the Fund.


Quantitative Equity Fund                CUSIP #55922652
BT Investment Funds                     812SA (6/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101